Other investments (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other investments
Impairments and downward adjustments	SFr (66)
Impairments and downward adjustments, Annual Amount	(14)	SFr (12)
Upward adjustments	147
Upward adjustments, Annual Amount	0	9
Other Revenue, Other Investments	SFr (660)	SFr (38)	SFr 256